Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Net income:
Net income attributable to MHFG common shareholders	¥ 563,176	¥ 307,013
Effect of dilutive securities
Effect of dilutive securities	0	0
Net income attributable to common shareholders after assumed conversions	¥ 563,176	¥ 307,013
Shares:
Weighted average common shares outstanding	2,536,068	2,535,971
Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	459	449
Weighted average common shares after assumed conversions	2,536,527	2,536,421
Earnings per common share:
Basic net income per common share	¥ 222.07	¥ 121.06
Diluted net income per common share	¥ 222.03	¥ 121.04